Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000003007 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000003007 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000003007 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000003006 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003006 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000003006 | Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000003006 | Bank Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000003006 | Non-U.S. Sub-Sovereign
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003006 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003006 | Tender Option Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003006 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%